PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

		December 31,
	Useful Life (years)	2014	2013
Cost:
Furniture and equipment	3 – 7 years	$2,930,000	$2,633,000
Accumulated depreciation		(2,114,000)	(1,827,000)
Property and equipment, net		$816,000	$806,000